Financial risk management and financial instruments - Derivatives Entered (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) MT MMBbls	Jun. 30, 2018 USD ($) MT $ / T $ / gal $ / bbl R / $ MMBbls	Jun. 30, 2018 ZAR (R) MT MMBbls	Jun. 30, 2019 USD ($) $ / gal R / $ MMBbls	Jun. 30, 2019 ZAR (R) $ / gal R / $ MMBbls	Jun. 30, 2018 ZAR (R) MT $ / T $ / gal $ / bbl R / $ MMBbls
Crude oil options
Financial risk management and financial instruments
Premium paid | $		$ 207
Number of barrels | MMBbls	48	98	98
Number of barrels - open positions | MMBbls		48				48
Number of barrels - settled | MMBbls	48	50	50
Average Brent crude oil price floor, net of costs (in USD per barrel) | $ / bbl		53.36				53.36
Realised (losses)/gains recognised in the income statement	R (1,857)		R (1,605)
Unrealised (losses)/gains recognised in the income statement	1,359		(1,698)
Amount included in the statement of financial position						R 482
Zero-cost collar
Financial risk management and financial instruments
Contract/Notional amount | $		$ 4,000		$ 4,000
Annual average floor (in Rand per USD) | R / $		13.14		13.84	13.84	13.14
Annual average cap (in Rand per USD) | R / $		15.14		16.63	16.63	15.14
Realised (losses)/gains recognised in the income statement	(610)		2,772
Unrealised (losses)/gains recognised in the income statement	R 933		R (1,836)
Amount included in the statement of financial position					R 579	R (338)
Coal swaps
Financial risk management and financial instruments
Number of tons hedged | MT	1.40	4.20	4.20
Number of tons - open positions | MT		1.40				1.40
Number of tons - settled | MT	1.40	2.80	2.80
Average swap price | $ / T		81.82				81.82
Realised (losses)/gains recognised in the income statement	R (337)		R (618)
Unrealised (losses)/gains recognised in the income statement	R 428		R (406)
Amount included in the statement of financial position						R (414)
Ethane swaps
Financial risk management and financial instruments
Number of barrels | MMBbls	16.00	5.80	5.80
Number of barrels - open positions | MMBbls		3.50		12.50	12.50	3.50
Number of barrels - settled | MMBbls	3.50	2.30	2.30
Average swap price | $ / gal		0.27		0.28	0.28	0.27
Realised (losses)/gains recognised in the income statement	R 29		R (1)
Unrealised (losses)/gains recognised in the income statement	R (491)		R 30
Amount included in the statement of financial position					R (454)	R 33